Other assets (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Other Assets [Abstract]
Corporate/bank-owned life insurance	$ 4,789	$ 4,704
Accounts receivable	4,060	3,535
Fails to deliver	1,732	1,494
Software	1,451	1,355
Renewable energy investments	1,282	640
Income taxes receivable	1,172	1,554
Equity in a joint venture and other investments	1,063	1,039
Tax advantaged low income housing investments	914	918
Prepaid pension assets	836	727
Fair value of hedging derivatives	784	716
Federal Reserve Bank stock	466	453
Prepaid expenses	438	464
Seed capital	395	245
Due from customers on acceptances	340	258
Private equity	43	34
Other	1,189	1,490
Total other assets	$ 20,954	$ 19,626